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                                 THE GALAXY FUND


                       SUPPLEMENT DATED DECEMBER 31, 1996
                     TO PROSPECTUSES DATED FEBRUARY 29, 1996
                FOR RETAIL A SHARES AND/OR RETAIL B SHARES OF THE
                SHORT-TERM BOND, INTERMEDIATE GOVERNMENT INCOME,
                       HIGH QUALITY BOND, TAX-EXEMPT BOND,
              NEW YORK MUNICIPAL BOND, CONNECTICUT MUNICIPAL BOND,
           MASSACHUSETTS MUNICIPAL BOND, RHODE ISLAND MUNICIPAL BOND,
                   EQUITY VALUE, EQUITY GROWTH, EQUITY INCOME,
          INTERNATIONAL EQUITY, SMALL COMPANY EQUITY, ASSET ALLOCATION,
                   SMALL CAP VALUE AND GROWTH AND INCOME FUNDS


Sales Charge - Retail A Shares

            Effective January 1, 1997, no sales charge will be assessed on purchases of Retail A Shares of the Funds by IRA, SEP and Keogh Plan accounts only if such accounts were beneficial owners of shares of the Funds or any other portfolios offered by Galaxy or any other funds advised by Fleet or its affiliates before January 1, 1997.